Related Party Transactions - Schedule of Related Party Balances (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Related Party Transactions [Line Items]
Long-term prepayment for software development – related parties, net						$ 1,279,000
Revenues-related parties		$ 20,375,842	$ 24,034,397	$ 20,375,842	$ 24,034,397	32,205,666	$ 21,774,937
Related Party [Member]
Related Party Transactions [Line Items]
Accounts receivable — related parties		88,885		88,885		326,914	136,565
Prepayments and other receivables – related parties		171,057		171,057		240,256
Long-term prepayment for software development – related parties, net		536,580		536,580		1,279,000
Other Payables-related parties	[1]					$ 92,229
Revenues-related parties				$ 47,785	282,814
Relationship, Purchase of Intangible Assets				$500,000
Fly E Bike SRL [Member]
Related Party Transactions [Line Items]
Relationship, Accounts receivable — related parties				Zhou Ou (CEO), owns over 50% equity interest of this entity		Zhou Ou (CEO), owns over 50% equity interest of this entity
Nature, Accounts receivable — related parties				Accounts receivable		Accounts receivable
Accounts receivable — related parties		88,885		$ 88,885		$ 326,914
Relationship, Prepayments and other receivables — related parties				Zhou Ou (CEO), owns over 50% equity interest of this entity		Zhou Ou (CEO), owns over 50% equity interest of this entity
Nature, Prepayments and other receivables – related parties				Other receivables		Other receivables
Prepayments and other receivables – related parties		6,057		$ 6,057		$ 180,256
Relationship, Revenues-related parties				Zhou Ou (CEO), owns over 50% equity interest of this entity		Zhou Ou (CEO) owns over 50% equity interest of this entity
Nature, Revenues-related parties				Product sales		Product sales
Revenues-related parties				$ 47,785	$ 309,484	$ 326,914	136,565
PJMG LLC [Member]
Related Party Transactions [Line Items]
Relationship, Prepayments and other receivables — related parties				Ruifeng Guo (former CFO who resigned on November 6, 2024), owns over 50% equity interest of this entity		Ruifeng Guo (CFO), owns over 50% equity interest of this entity
Nature, Prepayments and other receivables – related parties				Prepayments		Prepayments
Prepayments and other receivables – related parties		165,000		$ 165,000		$ 60,000
DF Technology US Inc [Member]
Related Party Transactions [Line Items]
Relationship, Long-term prepayment for software development – related parties, net				Ruifeng Guo (former CFO who resigned on November 6, 2024), owns over 50% equity interest of this entity		Ruifeng Guo (CFO), owns over 50% equity interest of this entity
Nature, Long-term prepayment for software development – related parties, net				Long-term prepayment for software development		Long-term prepayment for software development
Long-term prepayment for software development – related parties, net		536,580		$ 536,580		$ 1,279,000
Relationship, Purchase of Intangible Assets				$500,000
Zhou Ou [Member]
Related Party Transactions [Line Items]
Relationship, Other Payables-related parties				Chairman, CEO of the Company		Chairman, CEO of the Company
Nature, Other Payables-related parties				Other payable		Other payable
Other Payables-related parties	[1]					$ 92,229

[1]	Represents the remaining balance of the advance provided by the related party to the Company’s subsidiaries for the purpose of supporting their business operations.